Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Statements of Operations [Abstract]
Revenue	$ 5,810,936	$ 5,305,130
Cost of revenue	3,056,524	3,001,573
Gross profit	2,754,412	2,303,557
Operating Expenses
Compensation expenses	1,060,905	730,268
Research and development expense	557,393	472,229
Bad debt expenses	791,878	393,774
Professional expenses	612,763	53,269
Occupancy expenses	250,651	254,132
Depreciation expense	61,716	75,844
General and administration expenses	371,808	197,951
Total operating expenses	3,707,114	2,177,467
(Loss) income from operations	(952,702)	126,090
Other Income (Expense)
Research and development grant	617,922	526,962
Interest income	108,992	114,309
Other income (expense)	(12,121)	(199,363)
Total Other Income	714,793	441,908
(Loss) income from continuing operations before income taxes	(237,909)	567,998
Provision for income taxes	327,539	305,246
Net (loss) income from continuing operations	(565,448)	262,752
Net loss from discontinued operations	(301,280)
Net (loss) income	(866,728)	262,752
Other comprehensive income
Foreign currency translation	214,996	(826,704)
Comprehensive loss	$ (651,732)	$ (563,952)
Net (loss) income per share Basic and Diluted:
Continuing operations	$ (0.060)	$ 0.049
Discontinued	$ (0.032)
Total	$ (0.092)	$ 0.049
Weighted average number of shares used in computing basic and diluted net (loss) income per share:
Basic	9,402,356	5,313,661
Diluted	9,402,356	5,313,680